Financial Instruments - Summary of Gain (Loss) from Cash Flow Hedges Recognized in Other Comprehensive Income and Income Statement (Detail) ₨ in Thousands, $ in Millions	12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Gain/(loss) recognized in Hedging reserve and cost of hedge reserve	$ (889.8)	₨ (73,111,800)	₨ (82,654,900)	₨ 44,248,700
Gain/(loss) reclassified from Hedging reserve to the income statement	(779.9)	(64,065,000)	8,093,100	(10,201,300)
Revenue [Member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Gain/(loss) reclassified from Hedging reserve to the income statement	(711.7)	(58,483,800)	7,626,500	(10,540,100)
Raw materials, components and consumables [Member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Gain/(loss) reclassified from Hedging reserve to the income statement	(53.9)	(4,429,100)		(1,533,300)
Foreign exchange (gain)/loss (net) [Member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Gain/(loss) reclassified from Hedging reserve to the income statement	(14.3)	(1,177,700)	1,051,000	3,320,100
Gain/(loss) reclassified from Cost of Hedging reserve	0.0		(583,900)	(1,448,000)
Cost Foreign Exchange Gain Loss Net [Member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Gain/(loss) reclassified from Hedging reserve to the income statement	0.0	25,600	(500)
Foreign currency derivative contracts [Member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Gain/(loss) recognized in Hedging reserve and cost of hedge reserve	(961.4)	(78,995,000)	(78,778,300)	65,674,300
Foreign currency bonds [Member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Gain/(loss) recognized in Hedging reserve and cost of hedge reserve	65.4	5,373,600	(3,824,100)	(21,527,600)
Cross-Currency Interest Rate Swaps [Member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Gain/(loss) recognized in Hedging reserve and cost of hedge reserve	6.2	509,600	₨ (52,500)	294,100
Interest rate swaps [Member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Gain/(loss) recognized in Hedging reserve and cost of hedge reserve	$ 0.0	₨ 0		₨ (192,100)